Financial assets at amortized cost and other positions in scope of expected credit loss measurement	12 Months Ended
Dec. 31, 2025
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Provision Matrix Explanatory
Balance sheet notes
Note 9
Financial assets at amortized cost and other positions in scope of expected credit loss measurement
The tables
below provide
information about
financial instruments
and certain
credit lines
that are
subject to
expected
credit loss (ECL) requirements. UBS AG’s
ECL disclosure segments, or “ECL segments”,
are aggregated portfolios based
on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below.
›
Refer to Note 19 for more information about expected credit loss measurement
›
Refer to Note 19f for more information about sensitivity
Segment Segment description Description of credit risk sensitivity
Business division
Private clients with
mortgages
Lending to private clients secured by
owner-occupied real estate and
personal account overdrafts of those
clients
Sensitive to Swiss GDP,
interest rate
environment, unemployment levels, real
estate collateral values and other regional
aspects
– Personal & Corporate Banking
– Global Wealth Management
Real estate financing
Rental or income-producing real estate
financing to private and corporate
clients secured by real estate
Sensitive to Swiss GDP,
unemployment
levels, the interest rate environment, real
estate collateral values and other regional
aspects
– Personal & Corporate Banking
– Global Wealth Management
– Investment Bank
Large corporate clients Lending to large corporate and multi-
national clients
Sensitive to GDP developments,
unemployment levels, credit default swap
(CDS) indices, seasonality, business cycles,
collateral values (diverse collateral,
including real estate and other collateral
types) and commodity prices
– Personal & Corporate Banking
– Investment Bank
– Global Wealth Management
– Non-core and Legacy
SME clients Lending to small and medium-sized
corporate clients
Sensitive to GDP developments,
unemployment levels, the interest rate
environment and, to some extent,
seasonality, business cycles and collateral
values (diverse collateral, including real
estate and other collateral types)
– Personal & Corporate Banking
Lombard Loans secured by pledges of marketable
securities, guarantees and other forms
of collateral
Sensitive to equity and debt markets (e.g.
changes in collateral values)
– Global Wealth Management
– Non-core and Legacy
Credit cards Credit card exposures in Switzerland
and the US
Sensitive to unemployment levels – Personal & Corporate Banking
– Global Wealth Management
Commodity trade
finance
Working capital financing of commodity
traders, generally extended on a self-
liquidating transactional basis
Sensitive primarily to the strength of
individual transaction structures and
collateral values (price volatility of
commodities), as the primary source for
debt service is directly linked to the
shipments financed
– Personal & Corporate Banking
Consumer financing
Consumer loans and car leasing Sensitive to unemployment levels – Personal & Corporate Banking
Ship financing Ship financing mainly includes bulk
carriers, oil tankers, containers and
liquefied natural gas carriers
Sensitive to real GDP,
earnings of tankers
and earnings of bulk carriers
– Global Wealth Management
Aircraft financing Corporate aircraft financing Sensitive to collateral values – Global Wealth Management
Financial intermediaries
and hedge funds
Lending to financial institutions and
pension funds, including exposures to
broker-dealers and clearing houses
Sensitive to GDP development, CDS
indices, the interest rate environment,
price and volatility risks in financial
markets, regulatory and political risk, and
collateral values (diverse collateral,
including real estate and other collateral
types)
– Personal & Corporate Banking
– Investment Bank
– Global Wealth Management
– Non-core and Legacy
The tables below provide exposure
and ECL allowance and
provision information about financial
instruments and certain
non-financial instruments that are subject to ECL requirements.
ECL-relevant balance sheet and off-balance sheet positions
USD m 31.12.25
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 209,858 209,606 252 0 (262) 0 (262) 0
Amounts due from banks 19,243 19,119 124 0 (14) (9) (5) 0
Receivables from securities financing transactions measured at amortized cost 83,656 83,656 0 0 (1) (1) 0 0
Cash collateral receivables on derivative instruments 41,552 41,552 0 0 0 0 0 0
Loans and advances to customers 658,760 628,914 25,287 4,559 (3,236) (352) (271) (2,613)
of which: Private clients with mortgages 288,259 277,176 9,635 1,448 (134) (44) (18) (72)
of which: Real estate financing 93,076 87,650 5,307 119 (68) (26) (30) (12)
of which: Large corporate clients 26,963 23,146 2,890 928 (1,009) (117) (94) (798)
of which: SME clients 23,941 19,984 2,551 1,406 (1,305) (80) (81) (1,144)
of which: Lombard 165,336 164,890 169 276 (130) (6) 0 (124)
of which: Credit cards 2,408 1,860 501 47 (48) (7) (12) (29)
of which: Commodity trade finance 4,849 3,570 1,274 6 (136) (8) 0 (128)
of which: Ship / aircraft financing 8,753 7,609 1,025 119 (17) (9) (8) 0 of which: Consumer financing 2,957 2,699 130 129 (167) (19) (24) (123)
Other financial assets measured at amortized cost 72,025 70,552 1,247 225 (122) (29) (9) (84)
of which: Loans to financial advisors 2,716 2,567 53 95 (34) (3) (1) (30)
Total financial assets measured at amortized cost 1,085,094 1,053,400 26,911 4,784 (3,635) (392) (546) (2,697)
Financial assets measured at fair value through other comprehensive income 13,868 13,868 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,098,962 1,067,267 26,911 4,784 (3,635) (392) (546) (2,697)
Notional exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 47,102 45,512 1,448 142 (50) (15) (22) (13)
of which: Large corporate clients 7,388 6,446 916 26 (17) (7) (6) (4)
of which: SME clients 3,134 2,834 228 72 (24) (5) (15) (4)
of which: Financial intermediaries and hedge funds
29,411 29,288 123 0 (1) (1) 0 0
of which: Lombard 3,537 3,505 1 31 (2) 0 0 (1)
of which: Commodity trade finance 2,252 2,152 100 0 (1) (1) 0 0
Irrevocable loan commitments 82,122 77,976 3,938 208 (227) (114) (77) (36)
of which: Large corporate clients 50,000 46,556 3,292 153 (184) (91) (72) (20)
Forward starting reverse repurchase and securities borrowing agreements 10,723 10,723 0 0 0 0 0 0
Committed unconditionally revocable credit lines 123,107 119,410 3,449 248 (67) (51) (16) 0 of which: Real estate financing 6,433 5,291 1,041 101 (3) (5) 1 0 of which: Large corporate clients 11,393 10,737 650 6 (15) (7) (6) (2)
of which: SME clients 11,814 11,278 418 118 (31) (24) (7) 0
of which: Lombard 60,500 60,435 63 1 0 0 0 0
of which: Credit cards 12,943 12,361 578 4 (9) (7) (2) 0
Irrevocable committed prolongation of existing loans 8,178 8,141 32 5 (3) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 271,231 261,761 8,867 603 (347) (184) (115) (49)
Total allowances and provisions (3,982) (575) (661) (2,746)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective
ECL allowances.
ECL-relevant balance sheet and off-balance sheet positions
USD m 31.12.24
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 223,329 223,201 128 0 (186) 0 (186) 0
Amounts due from banks 18,111 17,912 198 0 (42) (1) (5) (36)
Receivables from securities financing transactions measured at amortized cost 118,302 118,302 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 43,959 43,959 0 0 0 0 0 0
Loans and advances to customers 587,347 560,531 22,309 4,506 (2,830) (276) (323) (2,230)
of which: Private clients with mortgages 251,955 241,690 9,009 1,256 (166) (46) (70) (50)
of which: Real estate financing 83,780 79,480 4,071 229 (100) (24) (27) (49)
of which: Large corporate clients 25,599 21,073 3,493 1,033 (828) (72) (123) (632)
of which: SME clients 21,002 17,576 2,293 1,133 (963) (55) (47) (860)
of which: Lombard 147,714 147,326 266 122 (107) (6) 0 (101)
of which: Credit cards 1,978 1,533 406 39 (41) (6) (11) (25)
of which: Commodity trade finance 4,204 4,089 106 9 (122) (9) 0 (113)
of which: Ship / aircraft financing 8,058 7,136 922 0 (31) (14) (16) 0 of which: Consumer financing 2,814 2,468 114 232 (137) (15) (19) (102)
Other financial assets measured at amortized cost 59,279 58,645 439 194 (135) (25) (7) (103)
of which: Loans to financial advisors 2,723 2,568 59 95 (41) (4) (1) (37)
Total financial assets measured at amortized cost 1,050,326 1,022,550 23,074 4,701 (3,195) (304) (521) (2,369)
Financial assets measured at fair value through other comprehensive income 2,195 2,195 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,052,521 1,024,746 23,074 4,701 (3,195) (304) (521) (2,369)
Notional exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 40,280 38,860 1,242 178 (61) (16) (24) (22)
of which: Large corporate clients 7,818 7,098 635 85 (18) (6) (9) (2)
of which: SME clients 2,524 2,074 393 57 (27) (5) (15) (7)
of which: Financial intermediaries and hedge funds
21,590 21,449 141 0 (1) (1) 0 0
of which: Lombard 3,709 3,652 24 33 (4) (1) 0 (3)
of which: Commodity trade finance 2,678 2,676 2 0 (1) (1) 0 0
Irrevocable loan commitments 79,579 75,158 4,178 243 (192) (105) (61) (26)
of which: Large corporate clients 47,381 43,820 3,393 168 (155) (91) (54) (10)
Forward starting reverse repurchase and securities borrowing agreements 24,896 24,896 0 0 0 0 0 0
Committed unconditionally revocable credit lines 148,900 146,496 2,149 255 (75) (59) (17) 0 of which: Real estate financing 7,674 7,329 345 0 (6) (4) (2) 0 of which: Large corporate clients 14,692 14,091 584 17 (22) (14) (7) (2)
of which: SME clients 9,812 9,289 333 190 (34) (28) (6) 0
of which: Lombard 73,267 73,181 84 1 0 0 0 0
of which: Credit cards 10,074 9,604 467 3 (8) (6) (2) 0
Irrevocable committed prolongation of existing loans 4,608 4,602 4 2 (3) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 298,263 290,012 7,572 678 (332) (183) (102) (48)
Total allowances and provisions (3,527) (487) (623) (2,417)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective
ECL allowances.
Coverage ratios are calculated
for the core
loan portfolio by taking
ECL allowances and provisions
divided by the
gross
carrying amount of
the exposures. Core
loan exposure is
defined as the
sum of
Loans and advances
to customers
and
Loans to financial advisors
.
These ratios are influenced by the following key factors:
–
Lombard loans are generally secured with
marketable securities in portfolios that are,
as a rule, highly diversified, with
strict lending policies that are intended to ensure that credit risk is minimal under most circumstances;
–
mortgage loans to
private clients and
real estate financing
are controlled by
conservative eligibility criteria,
including
low loan-to-value ratios and strong debt service capabilities;
–
the amount of unsecured retail lending (including credit cards and consumer financing) is not material;
–
contractual maturities
in the
loan portfolio,
which are
a factor
in the
calculation of
ECLs, are
generally short,
with
Lombard lending
typically having
average contractual
maturities of
12 months
or less,
real estate
lending generally
between two
and three
years in
Switzerland, with
long-dated maturities
in the
US, and
corporate lending
between
one and two years with related loan commitments up to four years; and
–
write-offs of
ECL allowances
against the
gross loan
balances when
all or
part of
a financial
asset is
deemed uncollectible
or forgiven reduce the coverage ratios.
The total on-
and off-balance
sheet coverage ratio
was
39
basis points as
of 31 December 2025,
2
basis points higher
than the
ratio as
of 31 December
2024. The combined
stage 1 and
2 ratio
was
10
basis points, unchanged
compared
with 31 December 2024;
the stage 3 ratio
was
34%, 3
percentage points higher than
the ratio as
of 31 December 2024.
Coverage ratios for core loan portfolio
31.12.25
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 288,393 277,220 9,653 1,520 5 2 19 2 473
Real estate financing 93,145 87,676 5,337 132 7 3 57 6 936
Total real estate lending 381,538 364,896 14,991 1,651 5 2 32 3 510
Large corporate clients 27,973 23,263 2,984 1,726 361 50 315 80 4,625
SME clients 25,246 20,064 2,632 2,550 517 40 307 71 4,487
Total corporate lending 53,219 43,327 5,616 4,276 435 46 311 76 4,543
Lombard 165,466 164,896 169 401 8 0 0 0 3,107
Credit cards 2,456 1,867 513 76 197 37 234 80 3,867
Commodity trade finance 4,986 3,593 1,274 118 273 22 2 17 10,800
Ship / aircraft financing 8,771 7,618 1,033 119 20 12 77 20 0
Consumer financing 3,124 2,718 154 252 533 69 1,590 151 4,884
Other loans and advances to customers 42,437 40,351 1,809 278 52 9 17 9 6,530
Loans to financial advisors 2,750 2,571 54 125 125 12 141 15 2,431
Total other lending 229,989 223,614 5,006 1,370 33 4 97 6 4,504
Total
1
664,747 631,837 25,612 7,298 49 6 106 10 3,623
Notional exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 13,016 12,757 245 13 3 2 16 3 0
Real estate financing 7,743 6,591 1,051 101 7 13 0 7 0
Total real estate lending 20,758 19,348 1,296 114 4 6 0 4 0
Large corporate clients 68,798 63,753 4,860 184 31 17 173 28 1,403
SME clients 16,511 15,531 732 247 46 23 386 39 468
Total corporate lending 85,308 79,284 5,592 432 34 18 201 30 868
Lombard 65,395 65,298 64 33 2 0 0 0 2,151
Credit cards 12,943 12,361 578 4 7 6 34 7 0
Commodity trade finance 5,490 5,389 101 0 2 2 6 2 0
Ship / aircraft financing 1,968 1,770 198 0 11 2 89 11 0
Consumer financing 153 153 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 37,709 37,307 401 0 1 1 5 1 0
Other off-balance sheet commitments 30,782 30,127 635 20 7 5 19 6 2,053
Total other lending 154,441 152,406 1,978 57 3 2 26 2 1,963
Total
2
260,508 251,038 8,867 603 13 7 129 11 806
Total on- and off-balance sheet
3
925,254 882,875 34,479 7,900 39 6 112 10 3,408
1 Includes Loans and advances to
customers and Loans to financial advisors,
which are presented on the Other
financial assets measured at amortized
cost balance sheet line.
2 Excludes Forward starting reverse
repurchase and securities borrowing agreements.
3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related
ECL coverage ratio (bps).
Coverage ratios for core loan portfolio
31.12.24
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 252,121 241,736 9,079 1,306 7 2 77 5 386
Real estate financing 83,880 79,504 4,098 278 12 3 66 6 1,768
Total real estate lending 336,001 321,240 13,177 1,584 8 2 73 5 628
Large corporate clients 26,427 21,145 3,617 1,665 313 34 341 79 3,795
SME clients 21,966 17,631 2,341 1,993 439 31 203 52 4,316
Total corporate lending 48,393 38,776 5,958 3,659 370 33 287 67 4,079
Lombard 147,821 147,332 267 222 7 0 8 0 4,531
Credit cards 2,019 1,539 416 64 205 39 256 85 3,857
Commodity trade finance 4,327 4,098 106 122 283 22 40 23 9,258
Ship / aircraft financing 8,089 7,150 938 0 38 20 175 38 0
Consumer financing 2,951 2,484 134 334 464 62 1,447 133 3,057
Other loans and advances to customers 40,576 38,188 1,636 752 83 7 56 9 3,965
Loans to financial advisors 2,764 2,571 60 132 149 14 159 17 2,785
Total other lending 208,547 203,363 3,558 1,627 39 4 161 7 4,152
Total
1
592,941 563,379 22,693 6,869 48 5 143 10 3,301
Notional exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 8,473 8,271 176 26 4 4 22 4 81
Real estate financing 8,694 8,300 394 0 7 6 33 7 0
Total real estate lending 17,167 16,571 570 26 6 5 30 6 81
Large corporate clients 69,896 65,013 4,612 271 28 17 151 26 528
SME clients 13,944 12,788 842 315 59 30 324 48 532
Total corporate lending 83,840 77,800 5,454 586 33 19 177 30 530
Lombard 80,390 80,235 120 35 1 0 1 0 2,330
Credit cards 10,074 9,604 467 3 8 6 36 8 0
Commodity trade finance 3,487 3,464 23 0 3 3 51 3 0
Ship / aircraft financing 2,669 2,663 6 0 13 13 49 13 0
Consumer financing 134 134 0 0 6 6 0 6 0
Financial intermediaries and hedge funds 22,842 22,378 464 0 1 1 8 1 0
Other off-balance sheet commitments 52,765 52,268 468 29 4 2 28 2 2,945
Total other lending 172,360 170,745 1,549 67 3 1 23 2 2,470
Total
2
273,367 265,117 7,572 678 12 7 135 10 704
Total on- and off-balance sheet
3
866,308 828,495 30,265 7,547 37 6 141 10 3,067
1 Includes Loans and advances to
customers and Loans to financial advisors,
which are presented on the Other
financial assets measured at amortized cost
balance sheet line.
2 Excludes Forward starting reverse
repurchase and securities borrowing agreements.
3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related
ECL coverage ratio (bps).